Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Profit for the year, net of tax	$ 37,348	$ 30,891
Adjustments for:
Depreciation and amortization	1,029	3,272
Share-based payments expense	372	463
Share of profit/(loss) of equity-accounted associates	(2,221)	1,715
Impairment loss on trade and loan receivables and change in fair value of loans receivable	7	2
Change in fair value of share warrant obligations and other financial instruments	(213)	(100)
Change in fair value of other investments	15	(182)
Interest income	(850)	(898)
Interest expense	39	44
Dividend income	(251)	(408)
Foreign exchange gain/loss	2,496	(1,613)
Income tax expense	3,348	2,920
Total cash flows from operations before changes in working capital	41,119	36,106
Changes in working capital:
Decrease in deferred platform commissions	8,620	9,651
Decrease in deferred revenue	(36,804)	(44,271)
Increase in trade and other receivables	(153)	(6,819)
Increase in trade and other payables	2,523	1,991
Cash flows from (used in) operations	(25,814)	(39,448)
Income tax paid	(514)	(422)
Net cash flows (used in)/generated from operating activities	14,791	(3,764)
Investing activities
Acquisition of intangible assets	(2)	(3)
Acquisition of property and equipment	(69)	(194)
Investments in equity accounted associates		(1,715)
Loans granted	(94)	(368)
Proceeds from repayment of loans	1,086	316
Disposal of intangible assets and property and equipment	3	15
Acquisition of other investments	(9,500)	(14,147)
Proceeds from redemption of investments	9,455	4,085
Interest received	313	275
Dividends received	251	408
Net cash flows (used in)/generated from investing activities	1,443	(11,328)
Financing activities
Payments of lease liabilities	(608)	(342)
Dividends paid		(55,990)
Interest on lease	(39)	(44)
Net cash flows used in financing activities	(647)	(56,376)
Net increase/(decrease) in cash and cash equivalents for the period	15,587	(71,468)
Cash and cash equivalents at the beginning of the period	62,908	111,049
Effect of changes in exchange rates on cash held	(253)	1,972
Cash and cash equivalents at the end of the period	$ 78,242	$ 41,553